UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana  46801

Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year-end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)
Lincoln National Variable Annuity Fund A
September 30, 2008
		Fair
	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.44%
Aerospace & Defense – 4.69%
Boeing	6,300	$361,305
Goodrich	9,800	407,680
Honeywell International	7,000	290,850
Rockwell Collins	8,000	384,720
†Spirit AeroSystems Holdings Class A	18,500	297,295
United Technologies	12,600	756,756
		2,498,606
Beverages – 1.98%
PepsiCo	14,800	1,054,796
		1,054,796
Biotechnology – 4.10%
†Amgen	10,900	646,043
†Genentech	6,800	603,024
†Gilead Sciences	15,300	697,374
†Vertex Pharmaceuticals	7,200	239,328
		2,185,769
Capital Markets – 0.51%
†Blackstone Group	17,700	271,518
		271,518
Chemicals – 3.16%
†Cytec Industries	5,000	194,550
Dow Chemical	16,700	530,726
duPont (E.I.) deNemours	14,700	592,410
Lubrizol	8,500	366,690
		1,684,376
Commercial Banks – 1.66%
BB&T	4,200	158,760
U.S. Bancorp	20,100	724,002
		882,762
Commercial Services & Supplies – 0.87%
Republic Services	8,700	260,826
Robert Half International	8,300	205,425
		466,251
Communications Equipment – 3.64%
†Cisco Systems	39,100	882,096
†Corning	29,700	464,508
QUALCOMM	13,800	592,986
		1,939,590
Computers & Peripherals – 5.05%
†Apple	7,300	829,718
†EMC	39,500	472,420
Hewlett-Packard	19,700	910,928
International Business Machines	4,100	479,536
		2,692,602
Construction & Engineering – 0.49%
Fluor	4,700	261,790
		261,790
Consumer Finance – 1.14%
Capital One Financial	11,900	606,900
		606,900
Containers & Packaging – 0.57%
†Owens	10,300	302,820
		302,820
Diversified Consumer Services – 0.37%
DeVry	4,000	198,160
		198,160
Diversified Financial Services – 4.56%
Bank of America	34,400	1,204,000
JPMorgan Chase	26,300	1,228,210
		2,432,210
Diversified Telecommunications Services – 2.31%
AT&T	10,900	304,328
Embarq	4,900	198,695
Verizon Communications	22,700	728,443
		1,231,466
Electric Utilities – 2.93%
Exelon	8,800	551,056
FirstEnergy	7,000	468,930
PPL	14,700	544,194
		1,564,180
Electrical Equipment – 0.59%
Roper Industries	5,500	313,280
		313,280
Energy Equipment & Services – 3.78%
Halliburton	14,300	463,177
†Nabors Industries	15,200	378,784
†National Oilwell Varco	9,100	457,093
Schlumberger	9,200	718,428
		2,017,482
Food & Staples Retailing – 3.71%
CVS Caremark	24,100	811,206
Wal-Mart Stores	19,500	1,167,855
		1,979,061
Health Care Equipment & Supplies – 2.67%
†Gen-Probe	5,400	286,470
†Hologic	22,000	425,260
Medtronic	14,200	711,420
		1,423,150
Health Care Providers & Services – 2.10%
†Express Scripts	9,100	671,762
UnitedHealth Group	17,600	446,864
		1,118,626
Hotels, Restaurants & Leisure – 2.52%
Burger King Holdings	23,300	572,248
McDonald's	12,500	771,250
		1,343,498
Household Durables – 0.92%
†Jarden	21,000	492,450
		492,450
Household Products – 2.78%
Procter & Gamble	21,300	1,484,397
		1,484,397
Industrial Conglomerates – 2.48%
General Electric	38,800	989,400
Textron	11,300	330,864
		1,320,264
Insurance – 4.36%
AFLAC	7,900	464,125
Berkley (W.R.)	16,100	379,155
Everest Re Group	3,300	285,549
Hanover Insurance Group	7,700	350,504
Prudential Financial	9,300	669,600
Travelers	3,900	176,280
		2,325,213
Internet Sofware & Services – 1.28%
†Google Class A	1,700	680,884
		680,884
IT Services – 1.46%
Accenture Class A	10,500	399,000
†Visa Class A	6,200	380,618
		779,618
Machinery – 0.48%
Caterpillar	4,300	256,280
		256,280
Media – 2.37%
Comcast Class A	24,700	484,861
Disney (Walt)	16,800	515,592
†Viacom Class B	10,700	265,788
		1,266,241
Metals & Mining – 0.52%
Freeport-McMoRan Copper & Gold	4,900	278,565
		278,565
Multiline Retail – 0.67%
Macy's	20,000	359,600
		359,600
Multi Utilities – 0.82%
Sempra Energy	8,700	439,089
		439,089
Oil, Gas & Consumable Fuels – 9.70%
Apache	4,200	437,976
Arch Coal	4,600	151,294
Cabot Oil & Gas	5,800	209,612
Chevron	7,100	585,608
ConocoPhillips	10,800	791,100
EOG Resources	4,800	429,408
Exxon Mobil	17,500	1,359,050
Occidental Petroleum	11,100	781,995
St. Mary Land & Exploration	11,900	424,235
		5,170,278
Pharmaceuticals – 5.51%
Johnson & Johnson	20,600	1,427,168
Merck	22,300	703,788
Pfizer	17,500	322,700
Wyeth	13,100	483,914
		2,937,570
Real Estate Investment Trusts – 0.85%
Host Hotels & Resorts	13,500	179,415
Simon Property Group	2,800	271,600
		451,015
Road & Rail – 1.17%
Norfolk Southern	9,400	622,374
		622,374
Semiconductors & Semiconductor Equipment – 2.43%
Applied Materials	26,600	402,458
Intel	47,600	891,548
		1,294,006
Software – 4.13%
†McAfee	6,500	220,740
Microsoft	45,800	1,222,402
†Nuance Communications	16,900	206,011
†Oracle	12,400	251,844
†Symantec	15,500	303,490
		2,204,487
Specialty Retail – 0.64%
†Warnaco Group	7,500	339,675
		339,675
Textiles, Apparel & Luxury Goods – 1.50%
NIKE Class B	6,100	408,090
Phillips-Van Heusen	10,300	390,473
		798,563
Tobacco – 0.52%
Altria Group	4,100	81,344
†Philip Morris International	4,100	197,210
		278,554
Wireless Telecommunication Services – 0.45%
†MetroPCS Communications	17,100	239,229
		239,229
Total Common Stock (Cost $45,621,678)		52,487,245

	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper– 1.40%
Rabobank USA Finance 2.50% 10/1/08	$745,000	745,000
Total Discounted Commercial Paper (Cost $745,000)		745,000
Total Value of Securities – 99.84%
(Cost $46,366,678)		53,232,245
Receivables and Other Assets Net of Liabilities (See Notes) – 0.16%		83,373
Net Assets – 100.00%		$53,315,618
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (Fund).

Investments – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of  the  time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.

Federal Income Taxes – Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income – Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves – Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.  Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments
Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based upon the best information available under the circumstances.  The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:
Securities
Level 1 $52,487,245
Level 2 745,000
Level 3 -
Total $53,232,245

There were no Level 3 securities at the beginning or end of the period.

3. Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering.

There were no Section 4(2) securities at September 30, 2008.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:          /s/ Kelly D. Clevenger
      Kelly D. Clevenger
      President
                            (Signature and Title)

Date:      November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Kelly D. Clevenger
       Kelly D. Clevenger
       President
       (Signature and Title)

Date:       November 25, 2008

By:           /s/ William P. Flory, Jr.
       William P. Flory, Jr.
       Chief Accounting Officer
       (Signature and Title)

Date:       November 25, 2008